MEMBERS' EQUITY AND UNIT-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
MEMBERS' EQUITY AND UNIT-BASED COMPENSATION
Schedule of activity under the company's option plan

	Nine Months Ended November 30,
	2020
		Weighted
	Number of Units	Average Exercise
	(in thousands)	Price Per Unit
Balance at February 29, 2020	22,001	1.51
Granted	—	—
Exercised	(1,350)	1.45
Forfeited	(645)	1.65
Balance at November 30, 2020	20,006	$1.51

	Nine Months Ended November 30,
	2019
		Weighted
	Number of Units	Average Exercise
	(in thousands)	Price Per Unit
Balance at February 28, 2019	18,617	$1.34
Granted	3,355	1.65
Exercised	(3)	1.65
Forfeited	(316)	1.64
Balance at November 30, 2019	21,653	$1.38

		Weighted Average	Weighted Average
	Number of Units	Exercise Price Per	Remaining Term
	(in thousands)	Unit	(in years)
Balance outstanding at February 28, 2018	17,985	$1.32	3.1
Options granted	2,641	1.60
Options exercised	(169)	1.03
Options canceled and forfeited	(1,840)	1.53
Balance outstanding at February 28, 2019	18,617	$1.34	2.3
Options granted	5,713	2.04
Options exercised	(37)	1.61
Options canceled and forfeited	(2,292)	1.51
Balance outstanding at February 29, 2020	22,001	$1.51	1.9

Schedule of activity under the company's 2015 restricted plan.

	Nine Months Ended November 30,
	2020
		Weighted
		Average Grant
	Number of Units	Date Fair Value
	(in thousands)	Per Unit
Awards not vested at February 29, 2020	8,955	1.40
Granted	—	—
Released	(2,893)	1.48
Canceled and forfeited	—	—
Awards not vested at November 30, 2020	6,062	$1.49

	Nine Months Ended November 30,
	2019
		Weighted
		Average Grant
	Number of Units	Date Fair Value
	(in thousands)	Per Unit
Awards not vested at February 28, 2019	12,651	$1.41
Granted	500	1.65
Released	(3,147)	1.47
Forfeited	—	—
Awards not vested at November 30, 2019	10,004	$1.49

		Weighted Average	Weighted Average
	Number of Units	Grant Date Fair Value	Remaining Term
	(in thousands)	Per Unit	(in years)
Awards not vested at February 28, 2018	15,973	$1.50	3.3
Awards granted	1,189	1.57
Awards released	(4,511)	1.46
Awards canceled and forfeited	—	—
Awards not vested at February 28, 2019	12,651	$1.41	2.1
Awards granted	500	1.65
Awards released	(4,196)	1.47
Awards canceled and forfeited	—	—
Awards not vested at February 29, 2020	8,955	$1.40	1.5